Equity - Summary of Equity (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Common shares outstanding beginning balance	221,867	221,809
Exercise of warrants	4,000
Exercise of share options	1,133	58
Common shares outstanding ending balance	227,000	221,867